VANECK INDIA GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.2%
Automobiles & Components : 9.9%
Bajaj Auto Ltd. 61,786 $ 9,096,228
Eicher Motors Ltd. 101,389 6,080,974
FIEM Industries Ltd. 10,316 215,280
Pricol Ltd. * 63,557 363,016
Shriram Pistons & Rings Ltd. 20,518 531,426
SJS ENTERPRISES LTD 26,254 313,884
16,600,808
Banks : 22.2%
Bank of Baroda 1,739,132 5,140,992
Canara Bank 2,318,878 3,083,375
ICICI Bank Ltd. 548,686 8,326,608
IndusInd Bank Ltd. 472,912 8,163,836
Jammu & Kashmir Bank Ltd./
The 376,457 481,401
Karnataka Bank Ltd. 327,659 925,523
Karur Vysya Bank Ltd. 618,594 1,580,074
State Bank of India 867,424 8,144,256
Ujjivan Small Finance Bank Ltd.
144A 732,214 352,718
36,198,783
Capital Goods : 11.6%
ABB INDIA LTD 45,609 4,383,341
Action Construction Equipment
Ltd. 28,880 478,743
CAPACIT E INFRAPROJECTS
LTD * 42,764 198,213
Cummins India Ltd. 122,254 5,558,350
ELECTROSTEEL CASTINGS LTD 240,871 607,605
Force Motors Ltd. 4,891 436,290
HBL Power Systems Ltd. 95,522 689,122
Ingersoll Rand India Ltd. 6,535 323,087
Jupiter Wagons Ltd. 102,092 623,648
PARAMOUNT
COMMUNICATION LTD * 129,742 133,386
Polycab India Ltd. 40,252 3,340,483
SHAKTI PUMPS (INDIA) LTD 8,092 412,382
Triveni Turbine Ltd. 88,920 724,881
Voltamp Transformers Ltd. 6,686 1,051,909
18,961,440
Commercial & Professional Services : 0.3%
BLS International Services Ltd. 85,342 373,617
EMS LTD 14,896 134,377
507,994
Consumer Discretionary Distribution &
Retail : 5.3%
RATTANINDIA ENTERPRISES
LTD * 283,341 258,347
TRENT LTD FOREIGN 95,110 8,604,754
8,863,101
Consumer Durables & Apparel : 0.2%
SYMPHONY LTD 16,712 312,868
Underline
Diversified Financials : 0.2%
IIFL Securities Ltd. 95,901 394,916
Underline
Number
of Shares Value
Energy : 8.0%
Coal India Ltd. 1,382,385 $ 8,400,563
Great Eastern Shipping Co. Ltd. 68,575 983,718
Oil India Ltd. 538,652 3,731,151
13,115,432
Financial Services : 3.7%
ADITYA BIRLA SUN LIFE AMC LT 64,482 554,253
Angel One Ltd. 31,719 970,605
CreditAccess Grameen Ltd. 44,256 632,148
DOLAT ALGOTECH LTD 113,347 191,253
ICICI Securities Ltd. 144A 66,514 693,695
KFIN TECHNOLOGIES LTD 71,591 871,798
Motilal Oswal Financial
Services Ltd. 116,015 1,055,336
Nippon Life India Asset
Management Ltd. 144A 122,526 953,306
Share India Securities Ltd. 65,177 247,116
6,169,510
Food, Beverage & Tobacco : 4.3%
Kaveri Seed Co. Ltd. 6,664 77,414
VARUN BEVERAGES LTD 970,254 7,019,763
7,097,177
Health Care Equipment & Services : 0.7%
INDRAPRASTHA MEDICAL
CORP LT 30,334 154,862
Narayana Hrudayalaya Ltd. 54,462 813,029
YATHARTH HOSPITAL +
TRAUMA C * 22,430 152,186
1,120,077
Materials : 5.5%
GARWARE HI TECH FILMS LTD 7,945 366,870
Jindal Saw Ltd. 92,939 825,696
Kingfa Science & Technology
India Ltd. 874 35,022
Lloyds Metals & Energy Ltd. 80,807 913,054
Maharashtra Seamless Ltd. 41,347 316,624
MOIL Ltd. 67,167 326,594
NMDC Ltd. 916,580 2,679,116
PI Industries Ltd. 54,813 3,045,626
PLATINUM INDUSTRIES LTD * 10,858 50,141
STYRENIX PERFORMANCE
MATERIA 10,601 310,157
Venus Pipes & Tubes Ltd. 144A 8,300 214,378
9,083,278
Media & Entertainment : 0.2%
Tips Industries Ltd. 38,308 317,037
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 8.4%
Caplin Point Laboratories Ltd. 17,626 399,206
Dr. Reddy's Laboratories Ltd. 102,082 8,217,398
Marksans Pharma Ltd. 161,796 574,929
Natco Pharma Ltd. 79,874 1,355,534
Neuland Laboratories Ltd. 5,904 872,652
Zydus Lifesciences Ltd. 202,472 2,581,584
14,001,303

VANECK INDIA GROWTH LEADERS ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Real Estate Management & Development :
1.5%
Oberoi Realty Ltd. 96,381 $ 2,174,860
VALOR ESTATE LTD * 147,152 333,906
2,508,766
Software & Services : 17.5%
HCL Technologies Ltd. 381,591 8,173,734
Infosys Ltd. (ADR) 315,908 7,035,271
KPIT Technologies Ltd. 124,394 2,415,031
Oracle Financial Services
Software Ltd. 18,883 2,578,721
Number
of Shares Value
Software & Services (continued)
Tanla Platforms Ltd. 56,357 $ 602,875
Tata Consultancy Services Ltd. 150,602 7,668,424
28,474,056
Technology Hardware & Equipment : 0.7%
NETWEB TECHNOLOGIES
INDIA LT 13,944 419,256
Zen Technologies Ltd. 34,163 702,203
1,121,459
Total Common Stocks
(Cost: $126,842,371) 164,848,005
Total Investments: 100.2%
(Cost: $126,842,371) 164,848,005
Liabilities in excess of other assets: (0.2)% (347,812)
NET ASSETS: 100.0% $ 164,500,193
Definitions:
ADR American Depositary Receipt
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,214,097, or 1.3% of net assets.
Restricted securities held by the Fund as of September 30, 2024 are as follows: